13. INCOME PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Computation of basic and diluted income per common share

Following is a summary of the information used in the computation of basic and diluted income per common share for the years ended September 30, 2012, 2011, and 2010:

	Year Ended September 30,
	2012	2011	2010
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,052,000	2,069,000	2,089,000
Effect of dilutive securities:
Stock options	17,000	12,000	6,500
Stock grants	7,000	11,000	11,500
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted income per common share	2,076,000	2,092,000	2,107,000